SUBSEQUENT EVENTS	6 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 9. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.
On January 7, 2021, the Company entered into an Agreement and Plan of Merger (as amended on March 16, 2021, the “Merger Agreement”) with Plutus Merger Sub Inc., a Delaware corporation and a direct wholly owned subsidiary of the Company (“Merger Sub”), and Social Finance, Inc., a Delaware corporation (“SoFi”).
The Merger Agreement provides that, among other things and upon the terms and subject to the conditions thereof, the following transactions will occur (together with the other agreements and transactions contemplated by the Merger Agreement, the “SoFi Business Combination”): (i) prior to the closing of the transactions contemplated by the Merger Agreement (the “Closing”), the Company will domesticate as a Delaware corporation in accordance with Section 388 of the Delaware General Corporation Law, as amended (the “DGCL”), and the Cayman Islands Companies Law (2020 Revision) (the “Domestication”), (ii) at the Closing, upon the terms and subject to the conditions of the Merger Agreement, in accordance with the DGCL, Merger Sub will merge with and into SoFi, with SoFi continuing as the surviving corporation and a wholly owned subsidiary of the Company (the “Merger”), (iii) upon consummation of the Merger, and subject to the adjustments provided in the Merger Agreement, all of the common stock and preferred stock of SoFi, excluding the Company Redeemable Preferred Stock (as defined in the Merger Agreement), which will convert into Acquiror Series 1 Preferred Stock (as defined in the Merger Agreement), will be converted into the right to receive an aggregate number of shares of common stock, par value $0.0001 per share, of the Company (after the Domestication) (“SCH Common Stock”) equal to the quotient obtained by dividing (x) $6,569,840,376 by (y) $10.00 and (iv) upon the consummation of the Merger, the Company will be renamed “SoFi Technologies, Inc.” The Closing is subject to the satisfaction or waiver of certain closing conditions contained in the Merger Agreement, including the approval of the Company’s shareholders.
On January 7, 2021, concurrently with the execution of the Merger Agreement, the Company entered into subscription agreements with certain investors (collectively, the "PIPE Investors") pursuant to which, on the terms and subject to the conditions therein, the PIPE Investors have collectively subscribed for 122.5 million shares of SCH Common Stock for an aggregate purchase price equal to $1,225.0 million (the “PIPE Investment”), a portion of which is expected to be funded by one or more affiliates of the Sponsor. The PIPE Investment will be consummated substantially concurrently with the Closing, subject to the terms and conditions contemplated by the Subscription Agreements.
On March 16, 2021, (i) the Company, SoFi and Merger Sub entered into the First Amendment to Agreement and Plan of Merger which amends the Merger Agreement and (ii) the Company, Sponsor and SoFi entered into the First Amendment to Sponsor Support Agreement to reflect that the securities of the combined company are expected to trade on the Nasdaq Stock Market LLC instead of the New York Stock Exchange following the consummation of the Business Combination. In addition, SoFi, the Company and the applicable shareholders of SoFi have agreed to make conforming changes to the form of shareholders’ agreement contemplated by the Merger Agreement to be entered into at the closing of the Business Combination.
The consummation of the proposed SoFi Business Combination is subject to certain conditions as further described in the Merger Agreement.